UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------


                        New Providence Investment Trust
                        -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's  telephone  number,  including  area code: 252-972-9922
                                                             ------------


                        Date of fiscal year end: May 31
                                                 ------


                   Date of reporting period: November 30, 2006
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.




Semi-Annual Report






                                                                     WISDOM FUND
                                                               November 30, 2006
                                                                     (Unaudited)


INSTITUTIONAL CLASS SHARES
INVESTOR CLASS SHARES
CLASS B SHARES
CLASS C SHARES














This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


This Semi-Annual Report was first distributed to shareholders on or about January 29, 2007.


For More Information on Your Wisdom Fund:

                See Our Web site @ www.wisdomfund.com
                           or
                Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

  Fund Expense Example (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                           Beginning                Ending
                                                         Account Value           Account Value           Expenses Paid
Institutional Class Shares                                June 1, 2006          November 30, 2006        During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000.00               $1,102.00                 $7.43
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00               $1,018.00                 $7.13
--------------------------------------------------------------------------------------------------------------------------------

                                                           Beginning                 Ending
                                                         Account Value            Account Value          Expenses Paid
Investor Class Shares                                     June 1, 2006         November 30, 2006         During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000.00               $1,100.70                 $8.74
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00               $1,016.75                 $8.39
--------------------------------------------------------------------------------------------------------------------------------

                                                           Beginning                 Ending
                                                         Account Value            Account Value          Expenses Paid
Class B Shares                                            June 1, 2006         November 30, 2006         During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000.00               $1,096.20                 $12.66
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00               $1,012.99                 $12.16
--------------------------------------------------------------------------------------------------------------------------------

                                                           Beginning                 Ending
                                                         Account Value           Account Value           Expenses Paid
Class C Shares                                            June 1, 2006         November 30, 2006         During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000.00               $1,096.60                 $12.67
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00               $1,012.99                 $12.16
--------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's six month expense ratio (1.41% for the Institutional Class, 1.66% for the Investor Class, 2.41% for Class B and Class
C) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                       Shares         (Note 1)                                               Shares       (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------
COMMON STOCKS - 99.04%                                                Foods - 4.53%
                                                                      u Cadbury Schweppes PLC                 9,500      $  394,345
Apparel - 1.14%                                                       * Dean Foods Company                    2,000          85,640
  Nike, Inc., Cl. B                    3,600        $    356,220        Sysco Corporation                     8,666         310,676
                                                    ------------        Whole Foods Market Inc.               3,000         146,400
                                                                        WM Wrigley Jr. Company                6,800         356,592
Banks - 7.33%                                                           WM Wrigley Jr. Company, Cl. B         2,450         128,674
  M & T Bank Corporation               2,030             240,839                                                        -----------
  Wells Fargo Company                 58,444           2,059,567                                                          1,422,327
                                                    ------------                                                        -----------
                                                       2,300,406
                                                    ------------      Hand/Machine Tools - 0.58%
Beverages - 12.44%                                                      Kennametal Inc.                       3,000         183,240
  Anheuser-Busch Companies Inc.       10,700             508,357                                                        -----------
u Cia de Bebidas das Americas          1,000              46,110
  Coca-Cola Company                   55,430           2,595,787      Health Care Products - 0.63%
u Diageo PLC                           3,000             231,870        Johnson & Johnson                     3,000         197,730
u Fomento Economico                                                                                                     -----------
        Mexicano SA de CV              2,000             210,500
  PepsiCo Inc.                         5,000             309,850      Health Care Services - 0.00%
                                                    ------------      * Five Star Quality Care, Inc.              4              38
                                                       3,902,474                                                        -----------
                                                    ------------

                                                                      Insurance - Multiline - 2.72%
Building Materials - 1.60%                                              American International
  American Standard Comp. Inc.         6,190             277,374              Group, Inc.                    12,150         854,388
* USG Corp                             4,000             222,920                                                        -----------
                                                    ------------
                                                         500,294      Insurance - Property & Casualty - 14.99%
Chemicals - 1.39%                                   ------------      * Markel Corporation                    5,400       2,417,850
  The Sherwin-Williams Company         6,970             435,974        Wesco Financial Corporation             386         185,280
                                                    ------------        White Mountains Ins. Group Ltd.       3,500       2,099,125
                                                                                                                        -----------
Commercial Services - 4.29%                                                                                               4,702,255
  H & R Block Inc.                     1,000              24,000      Internet - 0.32%                                  -----------
* Iron Mountain, Inc.                  2,850             122,835      * Blue Nile Inc.                        3,000         100,530
  Moody's Corporation                 13,410             931,727                                                        -----------
* The Western Union Co.               11,770             268,356      Media - 6.54%
                                                    ------------      * Comcast Corporation, Cl. A            9,500         384,370
                                                       1,346,918        Gannett Company, Inc.                 4,298         255,817
                                                    ------------        The Washington Post
                                                                          Company, Cl. B                      1,920       1,411,008
Cosmetics & Personal Care - 8.47%                                                                                        ----------
  Procter & Gamble                    42,295           2,655,703                                                          2,051,195
                                                    ------------

                                                                      Miscellaneous Manufacturers - 0.56%

Diversified Financial Services - 7.82%                                  General Electric Co                   2,000          70,560
  American Express Company            41,750           2,451,560        Tyco International Ltd.               3,500         106,015
                                                    ------------                                                        -----------
                                                                                                                            176,575
                                                                                                                        -----------
Electric - 3.69%
* Allegheny Energy, Inc.              17,900             794,044
  FPL Group, Inc.                      6,800             362,440      Oil & Gas - 2.86%
                                                    ------------        Chesapeake Energy Corp.               6,000         204,180
                                                       1,156,484        ConocoPhillips                        2,164         145,637
                                                    ------------      u PetroChina Company Ltd.               3,000         384,300
                                                                      * Superior Energy Services, Inc.        5,000         162,850
                                                                                                                        -----------
                                                                                                                            896,967
                                                                                                                        -----------
                                                                                                                        (Continued)




WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                       Shares         (Note 1)
----------------------------------------------------------------          ---------------------------------------------------------
COMMON STOCKS - (Continued)                                               Summary of Investments by Industry
                                                                                                           % of Net
Packaging & Containers - 0.24%                                            Industry                          Assets     Market Value
     Sealed Air Corporation            1,252        $     74,507          ---------------------------------------------------------
                                                    ------------          Apparel                             1.14%      $ 356,220
                                                                          Banks                               7.33%      2,300,406
Pharmaceuticals - 1.26%                                                   Beverages                          12.44%      3,902,474
 u   Novartis AG                       6,000             350,460          Building Materials                  1.60%        500,294
 u   Sanofi-Aventis                    1,000              44,010          Chemicals                           1.39%        435,974
                                                    ------------          Commercial Services                 4.29%      1,346,918
                                                         394,470          Cosmetics & Personal Care           8.47%      2,655,703
                                                    ------------          Diversified Financial Services      7.82%      2,451,560
Pipelines - 3.15%                                                         Electric                            3.69%      1,156,484
     Kinder Morgan, Inc.               9,400             986,530          Foods                               4.53%      1,422,327
                                                    ------------          Hand/Machine Tools                  0.58%        183,240
                                                                          Health Care Products                0.63%        197,730
Retail - 5.98%                                                            Health Care Services                0.00%             38
     Costco Wholesale Corporation      6,500             339,690          Insurance - Multiline               2.72%        854,388
     Home Depot Inc.                  13,000             493,610          Insurance - Property & Casualty    14.99%      4,702,255
     McDonald's Corporation            7,000             293,790          Internet                            0.32%        100,530
     Pier 1 Imports, Inc.              1,000               6,650          Media                               6.54%      2,051,195
 *   Sonic Corp.                       1,000              23,480          Miscellaneous Manufacturer          0.56%        176,575
     Wal-Mart Stores, Inc.            10,100             465,610          Oil & Gas                           2.86%        896,967
     Yum! Brands, Inc.                 4,150             253,938          Packaging & Containers              0.24%         74,507
                                                    ------------          Pharmaceuticals                     1.26%        394,470
                                                       1,876,768          Pipelines                           3.15%        986,530
                                                    ------------          Retail                              5.98%      1,876,768
Software - 0.95%                                                          Software                            0.95%        297,192
     First Data Corporation           11,770             297,192          Textiles                            5.31%      1,664,358
                                                    ------------          Transportation                      0.25%         77,920
                                                                          --------------------------------------------------------
Textiles - 5.31%                                                          Total                              99.04%   $ 31,063,023
 *   Mohawk Industries, Inc.          21,495           1,664,358                                       ------------    ------------
                                                    ------------

Transportation - 0.25%
     United Parcel Service Inc.        1,000              77,920
                                                    ------------

Total Common Stocks (Cost $23,442,519)                31,063,023
                                                    ------------

Total Investments (Cost $23,442,519) - 99.04%       $ 31,063,023
Other Assets less Liabilities - 0.96%                    301,528
                                                    ------------

Net Assets - 100.00%                                $ 31,364,551
                                                    ============

* Non-income producing investment.
u American Depositary Receipt.

The following acronyms are used in this portfolio:
AG - Corporation Limited by Shares (German)
PLC - Public Limited Company (British)
SA de CV - Convertible Securities (Mexican)

See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
Assets:
      Investments, at value (cost $23,442,519) .............................................................           $ 31,063,023
      Receivables:
           Investments sold ................................................................................                370,854
           Fund shares sold ................................................................................                    793
           Dividends .......................................................................................                 60,641
      Prepaid expenses:
           Fund accounting fees (note 2) ...................................................................                  4,500
           Compliance services fees (note 2) ...............................................................                    683
           Other expenses ..................................................................................                 31,491
                                                                                                                       ------------
      Total assets .........................................................................................             31,531,985
                                                                                                                       ------------
Liabilities:
      Payables:
           Fund shares repurchased .........................................................................                 28,736
      Accrued expenses .....................................................................................                 54,838
      Disbursements in excess of cash on demand deposit ....................................................                 83,860
                                                                                                                       ------------
      Total liabilities ....................................................................................                167,434
                                                                                                                       ------------
Net Assets .................................................................................................           $ 31,364,551
                                                                                                                       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ..............................................................           $ 20,978,019
      Accumulated net investment loss ......................................................................               (41,387)
      Undistributed net realized gain on investments .......................................................              2,807,415
      Net unrealized appreciation on investments ...........................................................              7,620,504
                                                                                                                       ------------
      Total Net Assets .....................................................................................           $ 31,364,551
                                                                                                                       ============
Institutional Class Shares Outstanding, no par value (unlimited shares authorized) .........................                323,498
      Net Assets - Institutional Class Shares ..............................................................           $  4,541,640
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...............................           $      14.04

Investor Class Shares Outstanding, no par value (unlimited shares authorized) ..............................                512,785
      Net Assets - Investor Class Shares (a) ...............................................................           $  7,118,382
      Net Asset Value, Redemption Price Per Share ..........................................................           $      13.88

      Maximum Offering Price Per Share (Net Asset Value / 0.9425) ..........................................           $      14.73

Class B Shares Outstanding, no par value (unlimited shares authorized) .....................................                939,052
      Net Assets - Class B Shares (a) ......................................................................           $ 12,514,550
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...............................           $      13.33

Class C Shares Outstanding, no par value (unlimited shares authorized) .....................................                536,673
      Net Assets - Class C Shares (a) ......................................................................           $  7,189,979
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...............................           $      13.40

(a) Investor, Class B and Class C Shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

WISDOM FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Dividends .........................................................................................                $  300,178
                                                                                                                        -----------
      Total Income ......................................................................................                   300,178
                                                                                                                        -----------

Expenses:
      Advisory fees (note 2) ............................................................................                    82,258
      Administration fees (note 2) ......................................................................                    20,564
      Transfer agent fees (note 2) ......................................................................                    18,491
      Fund accounting fees (note 2) .....................................................................                    28,645
      Compliance services fees (note 2) .................................................................                     3,875
      Custody fees (note 2) .............................................................................                     5,095
      Distribution and service fees - Investor Class Shares (note 3) ....................................                    10,897
      Distribution and service fees - Class B Shares (note 3) ...........................................                    62,365
      Distribution and service fees - Class C Shares (note 3) ...........................................                    36,649
      Legal fees ........................................................................................                    13,687
      Audit and tax preparation fees ....................................................................                     7,521
      Registration and filing administration fees (note 2) ..............................................                    14,063
      Registration and filing expenses ..................................................................                    14,138
      Shareholder servicing expenses ....................................................................                     4,764
      Printing expenses .................................................................................                     4,262
      Trustee fees and meeting expenses .................................................................                     3,009
      Securities pricing fees ...........................................................................                     3,259
      Other operating expenses ..........................................................................                     8,023
                                                                                                                        -----------
      Total Expenses ....................................................................................                   341,565
                                                                                                                        -----------
Net Investment Loss .....................................................................................                  (41,387)
                                                                                                                        -----------
Realized and Unrealized Gain on Investments:

      Net realized gain from investment transactions ....................................................                 1,131,283
      Change in unrealized appreciation on investments ..................................................                 1,827,839
                                                                                                                        -----------
Realized and Unrealized Gain on Investments .............................................................                 2,959,122
                                                                                                                        -----------
Net Increase in Net Assets Resulting from Operations ....................................................               $ 2,917,735
                                                                                                                        ===========






See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

                                                                                        November 30,                 May 31,
For the six month period and fiscal year ended,                                           2006 (a)                    2006
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
     Net investment (loss) income .............................................         $    (41,387)             $    166,169
     Net realized gain from investment and foreign security transactions ......            1,131,283                 2,067,067
     Change in unrealized appreciation on investments and
         foreign currency transactions ........................................            1,827,839                (1,358,157)
                                                                                        ------------              ------------
Net Increase in Net Assets Resulting from Operations ..........................            2,917,735                   875,079
                                                                                        ------------              ------------
Distributions to Shareholders: (note 5)
     Net investment income
         Institutional Class Shares ...........................................                 --                     (16,352)
         Investor Class Shares ................................................                 --                     (52,684)
         Class B Shares .......................................................                 --                     (61,600)
         Class C Shares .......................................................                 --                     (36,656)
     Net realized gain from investment transactions
         Institutional Class Shares ...........................................                 --                    (242,457)
         Investor Class Shares ................................................                 --                    (719,597)
         Class B Shares .......................................................                 --                    (769,728)
         Class C Shares .......................................................                 --                    (515,445)
                                                                                        ------------               ------------
Decrease in Net Assets Resulting from Distributions ...........................                 --                  (2,414,519)
                                                                                        ------------               ------------
Capital Share Transactions: (note 6)
     Institutional Class Shares
         Shares sold ..........................................................               21,254                    87,742
         Reinvested dividends and distributions ...............................                 --                     256,342
         Shares repurchased ...................................................             (293,721)                 (918,118)
     Investor Class Shares
         Shares sold ..........................................................              133,790                   783,538
         Reinvested dividends and distributions ...............................                 --                     719,184
         Shares repurchased ...................................................           (4,776,736)               (9,203,864)
     Class B Shares
         Shares sold ..........................................................               42,702                   416,745
         Reinvested dividends and distributions ...............................                 --                     806,990
         Shares repurchased ...................................................           (1,507,543)               (2,438,592)
     Class C Shares
         Shares sold ..........................................................               61,053                   741,413
         Reinvested dividends and distributions ...............................                 --                     527,201
         Shares repurchased ...................................................           (1,497,151)               (2,584,322)
                                                                                        ------------              ------------
Decrease from Capital Share Transactions ......................................           (7,816,352)              (10,805,741)
                                                                                        ------------              ------------
Net Decrease in Net Assets ....................................................           (4,898,617)              (12,345,181)
                                                                                        ------------              ------------
Net Assets:
     Beginning of Period ......................................................           36,263,168                48,608,349
                                                                                        ------------              ------------
     End of Period ............................................................         $ 31,364,551              $ 36,263,168
                                                                                        ============              ============
Accumulated Net Investment Loss ...............................................         $    (41,387)                       -

(a) Unaudited .................................................................
See Notes to Financial Statements

WISDOM FUND

Financial Highlights

                                                                        Institutional Class Shares
                                                                                            May 31,
For a share outstanding during                       November 30,    --------------------------------------------------------------
the six month period or fiscal year ended,             2006 (a)      2006           2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 12.74       $ 13.16       $ 12.62       $ 11.12      $ 11.54      $ 10.80
                                                    --------      --------      --------      --------     --------     --------
Income (Loss) from Investment Operations:
   Net investment income (loss)                         0.04          0.16 *        0.08          0.02        (0.03)       (0.02)
   Net realized and unrealized gain (loss) on
       investment and foreign currency translation      1.26          0.19          0.63          1.48        (0.39)        0.85
                                                    --------      --------      --------      --------     --------     --------
Total from Investment Operations                        1.30          0.35          0.71          1.50        (0.42)        0.83
                                                    --------      --------      --------      --------     --------     --------
Less Distributions:
   Dividends (from net investment income)                -           (0.05)          -             -            -            -
   Distributions (from capital gains)                    -           (0.72)        (0.17)          -            -          (0.09)
                                                    --------      --------      --------      --------     --------     --------
Total Distributions                                      -           (0.77)        (0.17)          -            -          (0.09)
                                                    --------      --------      --------      --------      --------    --------
Net Asset Value, End of Period                       $ 14.04       $ 12.74       $ 13.16       $ 12.62      $ 11.12      $ 11.54
                                                    ========      ========      ========      ========     ========     ========
Total return                                           10.20 %        2.63 %        5.65 %       13.49 %      (3.64)%       7.78 %
Net Assets, End of Period (in thousands)             $ 4,542       $ 4,386       $ 5,090       $ 4,811      $ 4,229      $ 3,925
Average Net Assets for the Period (in thousands)     $ 4,370       $ 4,762       $ 4,953       $ 4,452      $ 3,862      $ 3,444
Ratios of:
Gross Expenses to Average Net Assets (c)                1.41 % (d)    1.28 %        1.23 %        1.29 %       1.67 %       3.19 %
Net Expenses to Average Net Assets (c)                  1.41 % (d)    1.28 %        1.23 %        1.29 %       1.62 %       1.71 %
Net Investment Income (Loss)
   to Average Net Assets                                0.42 % (d)    1.05 %        0.60 %        0.14 %      (0.25)%      (0.17)%
Portfolio turnover rate                                 4.72 %       19.03 %       41.99 %       20.41 %       9.28 %       6.78 %

                                                                        Investor Class Shares
                                                                                           May 31,
For a share outstanding during the               November 30,    ------------------------------------------------------------------
six month period or fiscal year ended,             2006 (a)         2006          2005          2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                 $ 12.62       $ 13.07       $ 12.57       $ 11.10      $ 11.56      $ 10.84
                                                    --------      --------      --------      --------     --------     --------
Income (Loss) from Investment Operations:
   Net investment income (loss)                         0.09          0.15 *        0.05         (0.01)       (0.04)       (0.04)
   Net realized and unrealized gain (loss) on
         investment and foreign currency translation    1.17          0.17          0.62          1.48        (0.42)        0.85
                                                    --------      --------      --------      --------     --------     --------
Total from Investment Operations                        1.26          0.32          0.67          1.47        (0.46)        0.81
                                                    --------      --------      --------      --------     --------     --------
Less Distributions:
   Dividends (from net investment income)                  -         (0.05)          -             -            -            -
   Distributions (from capital gains)                      -         (0.72)        (0.17)          -            -          (0.09)
                                                    --------      --------      --------      --------     --------     --------
Total Distributions                                        -         (0.77)        (0.17)          -            -          (0.09)
                                                    --------      --------      --------      --------     --------     --------
Net Asset Value, End of Period                       $ 13.88       $ 12.62       $ 13.07       $ 12.57      $ 11.10      $ 11.56
                                                    --------      --------      --------      --------     --------     --------
Total return (b)                                       10.07 %        2.45 %        5.36 %       13.24 %      (3.98)%       7.57 %
                                                    ========      ========      ========      ========     ========     ========
Net Assets, End of Period (in thousands)             $ 7,118       $ 11,061      $ 19,177      $ 19,789     $ 13,825       $2,740
Average Net Assets for the Period (in thousands)     $ 8,694       $ 13,734      $ 20,625      $ 17,326      $ 8,861      $ 1,794
Ratios of:
Gross Expenses to Average Net Assets (c)                1.66 % (d)    1.53 %        1.48 %        1.54 %       1.91 %       3.39 %
Net Expenses to Average Net Assets (c)                  1.66 % (d)    1.53 %        1.48 %        1.54 %       1.87 %       1.96 %
Net Investment Income (Loss)
   to Average Net Assets                                0.15 % (d)    0.81 %        0.34 %       (0.11)%      (0.53)%      (0.48)%
Portfolio turnover rate                                 4.72 %       19.03 %       41.99 %       20.41 %       9.28 %       6.78 %

(a)  Unaudited.
(b)  Total return does not reflect payment of a sales charge.
(c)  The expense  ratios listed  reflect total expenses prior to any waivers and
     reimbursements   (gross   expense   ratio)  and  after  any   waivers   and
     reimbursements (net expense ratio).
(d)  Annualized.
* No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.


See Notes to Financial Statements                                    (Continued)

WISDOM FUND

Financial Highlights

                                                                            Class B Shares
                                                                                           May 31,
For a share outstanding during the                  November 30,     --------------------------------------------------------------
six month period or fiscal year ended,                2006 (a)       2006            2005         2004          2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 12.16       $ 12.72        $ 12.33       $ 10.97       $ 11.50     $ 10.87
                                                    --------      --------       --------      --------      --------     --------
Income (Loss) from Investment Operations:
   Net investment (loss) income                        (0.04)         0.00 *        (0.05)        (0.10)        (0.10)      (0.07)
   Net realized and unrealized gain (loss) on
         investment and foreign currency translation    1.21          0.22           0.61          1.46         (0.43)       0.79
                                                    --------      --------       --------      --------      --------     --------
Total from Investment Operations                        1.17          0.22           0.56          1.36         (0.53)       0.72
                                                    --------      --------       --------      --------      --------     --------
Less Distributions:
     Dividends (from net investment income)              -           (0.06)           -             -             -           -
     Distributions (from capital gains)                  -           (0.72)         (0.17)          -             -         (0.09)
                                                    --------      --------       --------      --------      --------     --------
Total Distributions                                      -           (0.78)         (0.17)          -             -         (0.09)
                                                    --------      --------       --------      --------      ---------    --------
Net Asset Value, End of Period                       $ 13.33       $ 12.16        $ 12.72       $ 12.33       $ 10.97     $ 11.50
                                                    ========      ========       ========      ========      ========     ========
Total return (b)                                        9.62 %        1.66 %         4.56 %       12.40 %       (4.61)%      6.72 %

Net Assets, End of Period (in thousands)             $ 12,515      $ 12,842       $ 14,660      $ 14,871      $ 12,796    $ 4,307
Average Net Assets for the Period (in thousands)     $ 12,439      $ 13,845       $ 15,060      $ 14,097        $8,738    $ 2,146
Ratios of:
Gross Expenses to Average Net Assets (c)                2.41 % (d)    2.28 %         2.23 %        2.29 %        2.66 %      4.14 %
Net Expenses to Average Net Assets (c)                  2.41 % (d)    2.28 %         2.23 %        2.29 %        2.62 %      2.71 %
Net Investment Income (Loss)
     to Average Net Assets                             (0.58)% (d)    0.07 %        (0.41)%       (0.86)%       (1.27)%     (1.23)%
Portfolio turnover rate                                 4.72 %       19.03 %        41.99 %       20.41 %        9.28 %      6.78 %

                                                                            Class C Shares
                                                                                           May 31,
For a share outstanding during the                  November 30,     --------------------------------------------------------------
six-month period or fiscal year ended,                2006 (a)      2006            2005         2004          2003       2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                 $ 12.22       $ 12.78        $ 12.38       $ 11.01       $ 11.54     $ 10.91
                                                    --------      --------       --------      --------      --------    --------
Income (Loss) from Investment Operations:
     Net investment (loss) income                      (0.04)         0.00 *        (0.05)        (0.09)        (0.09)      (0.10)
     Net realized and unrealized gain (loss) on
         investment and foreign currency translation    1.22          0.21           0.62          1.46         (0.44)       0.82
                                                    --------      --------       --------      --------      --------    --------
Total from Investment Operations                        1.18          0.21           0.57          1.37         (0.53)       0.72
                                                    --------      --------       --------      --------      --------    --------
Less Distributions:
      Dividends (from net investment income)             -           (0.05)           -             -             -           -
      Distributions (from capital gains)                 -           (0.72)         (0.17)          -             -         (0.09)
                                                    --------      --------       --------      --------      --------    --------
Total Distributions                                      -           (0.77)         (0.17)          -             -         (0.09)
                                                    --------      --------       --------      --------      --------    --------
Net Asset Value, End of Period                       $ 13.40       $ 12.22        $ 12.78       $ 12.38       $ 11.01     $ 11.54
                                                    ========      ========       ========      ========      ========    ========
Total return (b)                                        9.66 %        1.60 %         4.63 %       12.44 %       (4.59)%      6.69 %

Net Assets, End of Period (in thousands)             $ 7,190       $ 7,975      $   9,681      $  8,682       $ 5,635     $ 1,808
Average Net Assets for the Period (in thousands)     $ 7,310       $ 9,139      $   9,212      $  6,972       $ 3,560     $ 1,274
Ratios of:
Gross Expenses to Average Net Assets (c)                2.41 % (d)    2.28 %        2.23 %         2.29 %        2.66 %      4.18 %
Net Expenses to Average Net Assets (c)                  2.41 % (d)    2.28 %        2.23 %         2.29 %        2.62 %      2.71 %
Net Investment Income (Loss)
     to Average Net Assets                             (0.57)% (d)    0.07 %       (0.39)%        (0.86)%       (1.27)%     (1.19)%
Portfolio turnover rate                                 4.72 %       19.03 %       41.99 %        20.41 %        9.28 %      6.78 %

(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.
(c) The expense  ratios listed  reflect total expenses prior to any waivers and
    reimbursements   (gross   expense   ratio)  and  after  any   waivers   and
    reimbursements (net expense ratio).
(d) Annualized.
* No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
1.   Organization and Significant Accounting Policies

The  Wisdom  Fund  (the  "Fund")  is a    and are in conformity  with accounting
series fund. The Fund is part of the principles generally accepted in the New Providence Investment Trust (the United States of America in the
"Trust"),  which  was  organized  as a    investment company industry.
Massachusetts  business  trust  and is
registered under the Investment Investment Valuation The Fund's Company Act of 1940 (the "1940 Act"), investments in securities are carried as amended, as an open-ended at value. Securities listed on an management investment company. The exchange or quoted on a national
Fund is classified as a  "diversified"    market  system  are valued at the last
company as defined in the 1940 Act.       sales  price as of 4:00  p.m.  Eastern
                                          Time.  Securities traded in the NASDAQ
The Wisdom Fund  commenced  operations    over-the-counter  market are generally
February  16,  1999.   The  investment    valued at the NASDAQ Official  Closing
objective of the Fund is to seek Price. Other securities traded in the maximum total returns consisting of over-the-counter market and listed any combination of capital securities for which no sale was appreciation, realized and unrealized, reported on that date are valued at and income under the constantly the most recent bid price. Securities
varying market conditions.                and  assets  for which  representative
                                          market   quotations  are  not  readily
The Board of Trustees of the Trust available (e.g., if the exchange on (the "Trustees") approved, on October which the portfolio security is
7, 1999, a plan to authorize two new principally traded closes early or if classes of shares designated as Class trading of the particular portfolio B Shares and Class C Shares. On security is halted during the day and November 16, 1999, the Class B Shares does not resume prior to the Fund's
and Class C Shares  became  effective.    net asset value  calculation) or which
The Fund has an unlimited number of cannot be accurately valued using the authorized shares, which are divided Fund's normal pricing procedures are
into  four  classes  -   Institutional    valued at fair value as  determined in
Class Shares,  Investor  Class Shares,    good faith under policies  approved by
Class B Shares and Class C Shares.        the  Trustees.  Fair value pricing may
                                          be used,  for example,  in  situations
Each class of shares has equal rights where (i) a portfolio security is so as to assets of the Fund, and the thinly traded that there have been no classes are identical except for transactions for that security over an differences in their sales charge extended period of time; (ii) the structures and ongoing distribution exchange on which the portfolio and service fees. Income, expenses security is principally traded closes (other than distribution and service early; or (iii) trading of the fees, which are not attributable to portfolio security is halted during the Institutional Class Shares), and the day and does not resume prior to realized and unrealized gains or the Fund's net asset value losses on investments are allocated to calculation. A portfolio security's each class of shares based upon its "fair value" price may differ from the relative net assets. All classes have price next available for that equal voting privileges, except where portfolio security using the Fund's otherwise required by law or when the normal pricing procedures. Investment
Trustees determine that the matter to companies are valued at net asset be voted on affects only the interests value. Instruments with maturities of of the shareholders of a particular 60 days or less are valued at
class.   The  Fund's  Investor  Class,    amortized  cost,  which   approximates
Class B and  Class C  shares  are sold    market value.
without  an  initial   sales   charge;
however, they are subject to a Investment Transactions and Investment contingent deferred sales charge. The Income Investment transactions are Investor Class imposes a 1% contingent accounted for as of the date purchased deferred sales charge for transactions or sold (trade date). Dividend income over $1,000,000 on proceeds that are is recorded on the ex-dividend date. redeemed within one year of the Certain dividends from foreign purchase date. Class B shares are securities will be recorded as soon as charged at a rate of 4% in the first the Trust is informed of the dividend year and declining to 0% over a if such information is obtained six-year period. Class C shares are subsequent to the ex-dividend date. charged at a rate of 1% if redeemed Interest income is recorded on the
during the first year.  The contingent    accrual     basis     and     includes
deferred  sales  charge is  payable to    amortization    of    discounts    and
the Distributor of the Trust.  Class B    premiums.   Gains   and   losses   are
shares   automatically   convert  into    determined  on  the  identified   cost
Investor   Class  shares  after  eight    basis,  which is the same  basis  used
years.                                    for federal income tax purposes.

The following accounting policies have Expenses The Fund bears expenses been consistently followed by the Fund incurred specifically on its behalf as well as a portion of general expenses,
                                          which  are   allocated   according  to
                                          methods   approved   annually  by  the
                                          Trustees.

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
Dividend Distributions
The Fund may declare and distribute reimbursement to be made without dividends from net investment income causing the total annual expense ratio (if any) quarterly. Distributions from of the Fund to exceed 1.75%, as stated capital gains (if any) are generally above. For the fiscal years ended declared and distributed annually. The 2004, 2005 and 2006, there were no
Fund  may  also  make  a  supplemental    waived or reimbursed expenses.
distribution  subsequent to the end of
its   fiscal   year.   Dividends   and    Administrator
distributions   to  shareholders   are    The Fund pays a monthly administration
recorded on the ex-dividend date.         fee to  The  Nottingham  Company  (the
                                          "Administrator")    based   upon   the
Estimates                                 average   daily  net   assets  of  the
The preparation of financial respective share class and calculated statements in conformity with at the annual rates as shown in the accounting principles generally schedule provided on the following accepted in the United States of page. The Administrator also receives
America requires management to make a fee to procure and pay the custodian estimates and assumptions that affect for the Fund, additional compensation the amount of assets, liabilities, for fund accounting and recordkeeping expenses and revenues reported in the service and additional compensation financial statements. Actual results for certain costs involved with the
could differ from those estimates.        daily  valuation of securities  and as
                                          reimbursement     for    out-of-pocket
Federal Income Taxes                      expenses   (which  are  immaterial  in
No provision for income taxes is amount). A breakdown of these fees is included in the accompanying financial provided in the table on the following
statements,  as the  Fund  intends  to    page.
distribute to shareholders all taxable
investment  income and realized  gains    Compliance Services
and   otherwise   complies   with  the    The  Nottingham  Compliance  Services,
requirements of Subchapter M of the LLC, a wholly owned affiliate of The Internal Revenue Code applicable to Nottingham Company, provides services
regulated investment companies.           which   assists  the   Trust's   Chief
                                          Compliance  Officer in monitoring  and
2.   Transactions with Affiliates         testing the policies and procedures of
                                          the Trust as required by Rule 38a-1 of
Advisor                                   the     Securities     and    Exchange
The Fund pays a monthly  advisory  fee    Commission.  It receives  compensation
to  Atlanta  Investment  Counsel,  LLC    for this  service at an annual rate of
(the "Advisor")  based upon the annual    $7,750.
rate  of  0.50%  of  the  first   $500
million  of the Fund's  average  daily    Transfer Agent
net  assets  and  0.40% of all  assets    North Carolina  Shareholder  Services,
over $500 million.                        LLC   ("Transfer   Agent")  serves  as
                                          transfer,    dividend   paying,    and
The Advisor currently intends to shareholder servicing agent for the voluntarily waive all or a portion of Fund. It receives compensation for its its fee and to reimburse expenses of services based upon a fee of $15 per the Fund to limit total Fund operating shareholder per year, subject to a expenses to a maximum of 1.75% of the minimum fee of $1,500 per month, plus average daily net assets of the Fund's $500 per month for each additional
Institutional  Class Shares,  Investor    class of shares.
Class Shares, Class B Shares and Class
C  Shares,   exclusive   of  interest,    Distributor
taxes, brokerage fees and commissions, Capital Investment Group, Inc. (the extraordinary expenses, and payments, "Distributor") serves as the Fund's if any, under a Rule 12b-1 Plan. There principal underwriter and distributor. can be no assurances that the The Distributor receives any sales foregoing voluntary fee waivers or charges imposed on purchases of shares reimbursements will continue. The Fund and re-allocates a portion of such may, at a later date, reimburse the charges to dealers through whom the Advisor for the management fees waived sale was made, if any. For the six or limited, and/or other expenses month period ended November 30, 2006,
assumed   and  paid  by  the   Advisor    the Distributor retained sales charges
pursuant  to  the  Expense  Limitation    in the amount of $483.
Agreement  during any of the  previous
three (3) fiscal years  provided  that    Certain  Trustees and officers of the
the  Fund  has  reached  a  sufficient    Trust are  also   officers  of  the
asset    size    to    permit     such    Advisor or the Administrator.

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Fund Accounting
   Administration Fees (a)                Custody Fees (b)                  Fund          Asset Based Fees
                                                                        Accounting                                    Blue Sky
                          Annual                            Annual         Fees        Average Net     Annual      Administration
   Average Net Assets      Rate      Average Net Assets     Rate        (monthly)        Assets         Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
   First $50 Million     0.125%     First $100 Million     0.020%       $4,500         All Assets       0.01%      $150 per state
   Next $50 Million      0.100%     Over $100 Million      0.009%
   Over $100 Million     0.075%
-----------------------------------------------------------------------------------------------------------------------------------

   (a) Subject to a minimum  fee of $2,000 per month.
   (b) Subject to a minimum fee of $400 per month.

                                          4.  Purchases  and Sales of Investment
3.   Distribution and Service Fees        Securities

The Trustees,  including a majority of    For  the  six   month   period   ended
the Trustees  who are not  "interested    November 30, 2006,  the aggregate cost
persons"  of the Trust as  defined  in    of purchases  and proceeds  from sales
the 1940 Act, adopted distribution and    of  investment  securities  (excluding
service  plans  pursuant to Rule 12b-1    short-term  securities)  are  shown in
of  the   1940   Act   (the   "Plans")    the table below:
applicable   to  the  Investor   Class
Shares,  Class B  Shares  and  Class C   -----------------------------------------------------
Shares.  The  1940 Act  regulates  the                                      Proceeds from
manner in which a regulated investment         Purchases of Securities   Sales of Securities
company    may    assume    costs   of   -----------------------------------------------------
distributing  and  promoting the sales                    $1,549,815            $9,157,768
of its  shares  and  servicing  of its   -----------------------------------------------------
shareholder    accounts.    The   Plan
provides   that  the  Fund  may  incur    There  were no  purchases  or sales of
certain  costs,  which may not  exceed    long-term U.S. Government  Obligations
0.25% per annum of the  average  daily    during  the  six  month  period  ended
net  assets  of  the  Investor   Class    November 30, 2006.
Shares  or  1.00%  per  annum  of  the
average  daily net assets of the Class    5.   Federal Income Tax
B or  Class C  Shares  for  each  year
elapsed  subsequent to adoption of the    The  information  in the tables  below
Plans,  for payment to the Distributor    represent:   (1)  tax   components  of
and   others   for   items   such   as    capital,   as  of  May  31,  2006  (2)
advertising     expenses,      selling    unrealized       appreciation       or
expenses,   commissions,   travel,  or    depreciation    of   investments   for
other expenses  reasonably intended to    federal  income  tax  purposes,  as of
result  in  sales  of  Investor  Class    November     30,    2006    and    (3)
Shares,  Class B  Shares  and  Class C    characterization  of distributions for
Shares   in  the   Fund   or   support    federal  income tax  purposes  for the
servicing     of    those     classes'    fiscal  year  ended  May 31,  2006 and
shareholder    accounts.    The   Fund    2005.
incurred   $10,897,    $62,365,    and
$36,649,  in distribution  and service    Other  book  tax  differences  in  the
fees under the Plans  with  respect to    current year primarily consist of post
Investor Class Shares, Class B Shares,    October loss deferrals.
and Class C Shares, respectively,  for
the six month  period  ended  November
30, 2006.

-----------------------------------------------------------------------------------------------------------------------------------
Table 1

        Undistributed Ordinary        Undistributed Long        Accumulated            Other Book to Tax      Net Tax Appreciation
             Income                      Term Gains            Capital Losses              Differences
-----------------------------------------------------------------------------------------------------------------------------------
               $ -                       $1,694,752                 $ -                    $(18,620)              $5,792,665
-----------------------------------------------------------------------------------------------------------------------------------
The aggregate cost of investments  and    investment   securities   for  federal
the    composition    of    unrealized    income tax purposes as of November 30,
appreciation   and   depreciation   of    2006 are noted below.
-----------------------------------------------------------------------------------------------------------------------------------
Table 2

        Federal Tax Cost              Aggregate Gross Unrealized Appreciation              Aggregate Gross Unrealized Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
           $23,442,519                              $8,076,036                                           $(455,532)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

The    amount   of    dividends    and    currency transactions,  net investment
distributions   from  net   investment    losses      and      capital      loss
income and net realized  capital gains    carry-forwards.    Certain   permanent
are  determined  in  accordance   with    differences  such  as tax  returns  of
federal income tax  regulations  which    capital and net investment  losses, if
may differ from accounting  principles    any,  would be  re-classified  against
generally   accepted   in  the  United    capital.  There were no  distributions
States of America.  These  differences    for  the  six   month   period   ended
are due to  differing  treatments  for    November 30, 2006.
items  such as net  short-term  gains,
deferral of wash sale losses,  foreign
-----------------------------------------------------------------------------------------------------------------------------------
Table 3                                                                            Distributions from


                 For the fiscal year ended                    Ordinary Income                        Long-Term Capital Gains
-----------------------------------------------------------------------------------------------------------------------------------
                             May 31, 2006                   $167,292                                       $2,247,227
-----------------------------------------------------------------------------------------------------------------------------------
                             May 31, 2005                      $ -                                          $682,121
-----------------------------------------------------------------------------------------------------------------------------------

6.   Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                               Institutional Class Shares                  Investor Class Shares
For the six month period and
fiscal year ended,                            November 30,            May 31,            November 30,            May 31,
                                                 2006                2006 (a)                2006               2006 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
   Shares sold                                       1,626                 6,705               10,422              59,691
   Reinvested distributions                              -                20,094                    -              56,833
   Shares repurchased                             (22,306)              (69,363)            (374,413)           (706,661)
Net Decrease in Capital Shares                    (20,680)              (42,564)            (363,991)           (590,137)
Shares Outstanding, Beginning of Period            344,178               386,742              876,776           1,466,913
Shares Outstanding, End of Period                  323,498               344,178              512,785             876,776
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Class B Shares                             Class C Shares
For the six month period and                  November 30,           May 31,           November 30,           May 31,
fiscal year ended,                                2006              2006 (a)               2006               2006 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
   Shares sold                                       3,446                33,286                4,837              58,972
   Reinvested distributions                              -                65,959                    -              42,878
   Shares repurchased                             (120,729)             (195,290)            (120,717)           (206,959)
Net Decrease in Capital Shares                    (117,283)              (96,045)            (115,880)           (105,109)
Shares Outstanding, Beginning of Period           1,056,335             1,152,380             652,553             757,662
Shares Outstanding, End of Period                   939,052             1,056,335             536,673             652,553
-----------------------------------------------------------------------------------------------------------------------------------
(a) Audited.

7.  Change in  Independent  Registered    or a reportable  event,  as such terms
    Public Accounting Firm                are defined in Item 304 of  Regulation
                                          S-K.
On  July  19,   2005,   the  Board  of
Trustees  engaged  Briggs,  Bunting  &    Prior to this date,  Deloitte & Touche
Dougherty,  LLP  ("BBD")  as  its  new    LLP   ("Deloitte")   served   as   the
independent registered public independent registered public accounting firm. At no time preceding accounting firm for the Trust and the engagement of BBD did the Fund issued reports on the Fund's financial consult the firm regarding either (i) statements as of May 31, 2005 and the application of accounting 2004. Such reports did not contain an principles to a specified transaction, adverse opinion or a disclaimer of
either  completed or proposed,  or the    opinion,  nor were they  qualified  or
type of audit  opinion  that  might be    modified  as  to  uncertainty,   audit
rendered   on  the  Fund's   financial    scope, or accounting principles.
statements,  or (ii) any  matter  that
was either  subject of a  disagreement    At no time  preceding  the  removal of
                                          Deloitte  & Touche  LLP were there any
                                          disagreements  with  Deloitte & Touche

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
LLP  on  any   matter  of   accounting    yet  determined,  management  does not
principles  or  practices,   financial    expect  FIN  48  to  have  a  material
statement   disclosure,   or  auditing    impact on the financial statements.
scope     or     procedure,      which
disagreements,  if not resolved to the    9.   Commitments and Contingencies
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference    Under   the   Trust's   organizational
to   the   subject   matter   of   the    documents,  its  officers and Trustees
disagreements  in connection  with its    are   indemnified    against   certain
report.   At  no  time  preceding  the    liabilities   arising   out   of   the
removal  of  Deloitte & Touche LLP did    performance  of  their  duties  to the
any  of  the  events   enumerated   in    Fund.  In  addition,   in  the  normal
paragraphs  (1)(v)(A)  through  (D) of    course of business,  the Trust entered
Item 304(a) of Regulation S-K occur.      into  contracts  with its vendors,  on
                                          behalf of the Fund,  and  others  that
8.   New Accounting Pronouncements        provide for general  indemnifications.
                                          The  Fund's  maximum   exposure  under
In  September   2006,   the  Financial    these arrangements is unknown, as this
Accounting   Standards   Board  (FASB)    would  involve  future claims that may
issued    Statement    on    Financial    be made  against  the  Fund.  The Fund
Accounting  Standards  (SFAS) No. 157,    expects   that  risk  of  loss  to  be
"Fair   Value    Measurements."   This    remote.
standard    establishes    a    single
authoritative definition of fair value
and sets out a framework for measuring
fair  value  and  requires  additional
disclosure     about     fair    value
measurements.  SFAS No. 157 applies to
fair   value   measurements    already
required  or   permitted  by  existing
standards.  SFAS No. 157 is  effective
for  financial  statements  issued for
fiscal years  beginning after November
15,  2007 and interim  periods  within
those  fiscal  years.  The  changes to
current generally accepted  accounting
principles  from  the  application  of
this    Statement    relate   to   the
definition of fair value,  the methods
used to measure  fair  value,  and the
expanded  disclosures about fair value
measurements. As of November 30, 2006,
the Fund does not believe the adoption
of  SFAS  No.  157  will   impact  the
amounts   reported  in  the  financial
statements,     however,    additional
disclosures  may be required about the
inputs    used    to    develop    the
measurements and the effect of certain
of the  measurements  reported  on the
statement of changes in net assets for
a fiscal period.

On  July  13,  2006,   the   Financial
Accounting   Standards   Board  (FASB)
released  FASB  Interpretation  No. 48
"Accounting  for Uncertainty in Income
Taxes"  (FIN  48).   FIN  48  provides
guidance   for   how   uncertain   tax
positions    should   be   recognized,
measured,  presented  and disclosed in
the  financial   statements.   FIN  48
requires   the   evaluation   of   tax
positions  taken  or  expected  to  be
taken in the course of  preparing  the
Fund's  tax   returns   to   determine
whether   the   tax    positions   are
"more-likely-than-not"     of    being
sustained   by  the   applicable   tax
authority. Tax positions not deemed to
meet     the      more-likely-than-not
threshold  would be  recorded as a tax
benefit  or  expense  in  the  current
year.  Adoption  of FIN 48 is required
for  fiscal  years   beginning   after
December 15, 2006 and is to be applied
to  all  open  tax  years  as  of  the
effective    date.   At   this   time,
management    is    evaluating     the
implications  of FIN 48.  Although not

WISDOM FUND

Additional Information (Unaudited)
--------------------------------------------------------------------------------
1.   Renewal of Advisory Agreement        coordination  of services for the Fund
                                          among the  Fund's  service  providers,
Atlanta Investment Counsel, LLC and its efforts to promote the Fund, ("Investment Advisor") supervises the grow the Fund's assets, and assist in investments of the Wisdom Fund the distribution of Fund shares. The ("Fund") pursuant to an Investment Board noted that the Trust's principal Advisory Agreement. During the Fund's executive officer, principal financial most recent fiscal half-year, the officer, president, treasurer, and Investment Advisory Agreement came up chief compliance officer is an for renewal. The Board unanimously employee of the Investment Advisor who approved the renewal of the Investment serves the Trust without additional Advisory Agreement for another year at compensation. After reviewing the the Board's Annual Meeting on October foregoing information and further
24, 2006.                                 information in the Investment  Advisor
                                          Memorandum (e.g.,  descriptions of the
At the meeting, Trust Counsel Investment Advisor's business, the ("Counsel") reviewed with the Board a Fund's and the Investment Advisor's memorandum from Counsel dated October compliance programs, and the
12, 2006 and addressed to the Trustees Investment Advisor's Form ADV), the that summarized the Board's fiduciary Board concluded that the nature, duties and responsibilities in extent, and quality of the services reviewing and approving the Investment provided by the Investment Advisor Advisory Agreement for the Fund. were satisfactory and adequate for the
Counsel  discussed  with  the  Board's    Fund.
independent   trustees   ("Independent
Trustees") the types of information In considering the investment and factors that should be reviewed by performance of the Fund and the the Board and their responsibilities Investment Advisor; in this regard, in making an informed decision the Board compared the short and regarding the approval of the long-term performance of the Fund with continuation of the Investment the performance of its benchmark
Advisory Agreement.                       index,  comparable  funds with similar
                                          objectives  and size  managed by other
The Investment Advisor then reviewed investment advisors, and comparable with the Board its response to a peer group indices (e.g., Morningstar memorandum from Counsel dated October category averages). The Board also 11, 2006 and addressed to the considered the consistency of the
Investment   Advisor  that   contained    Investment Advisor's management of the
information     relating     to    the    Fund   with  the   Fund's   investment
continuation of the Investment objective and policies. After Advisory Agreement ("Investment reviewing the short and long-term
Advisor Memorandum"). The Investment investment performance of the Fund, Advisor reviewed its Form ADV, the Investment Advisor's experience experience, profitability with respect managing the Fund and whether the to the Fund, financial strength, Investment Advisor manages other
financial  capability,  its personnel,    advisory   accounts,   the  Investment
its services to the Fund, comparative Advisor's historical investment expense ratio information for other performance, and other factors, the mutual funds with strategies similar Board concluded that the investment
to  those  of  the  Fund,   and  other    performance   of  the   Fund  and  the
information     contained    in    its    Investment Advisor were satisfactory.
Investment Advisor Memorandum.
                                          In   considering   the  costs  of  the
In deciding whether to approve the services to be provided and profits to renewal of the Investment Advisory be realized by the Investment Advisor Agreements between the Trust and the and its affiliates from the
Investment  Advisor,  with  respect to    relationship  with the  Fund;  in this
the  Fund,  the  Trustees   considered    regard,   the  Board   considered  the
numerous factors, including:              Investment     Advisor's     staffing,
                                          personnel,  and methods of  operating;
In considering the nature, extent, and the education and experience of the quality of the services provided by Investment Advisor's personnel; the the Investment Advisor; in this Investment Advisor's compliance regard, the Board considered the policies and procedures; the financial responsibilities the Investment condition of the Investment Advisor, Advisor would have under its and the level of commitment to the
Investment Advisory Agreement. The Fund and the Investment Advisor by the Board reviewed the services being principals of the Investment Advisor; provided by the Investment Advisor to the asset levels of the Fund; and the the Fund including, without overall expenses of the Fund, limitation, the quality of its including certain prior fee waivers investment advisory services since the and reimbursements by the Investment Fund's inception (including research Advisor on behalf of the Fund and the and recommendations with respect to nature and frequency of advisory fee
portfolio securities),  its procedures    payments.   The  Board   reviewed  the
for       formulating       investment    financial     statements    for    the
recommendations and assuring Investment Advisor and discussed the compliance with the Fund's investment financial stability and profitability objectives and limitations, its of the firm. The Board reviewed the
                                          Fund's  Expense  Limitation  Agreement
                                          with  the  Investment   Advisor,   and

                                                                     (Continued)

WISDOM FUND

Additional Information (Unaudited)
--------------------------------------------------------------------------------

discussed  the  Investment   Advisor's    In considering brokerage and portfolio
prior fee  waivers  under the  Expense    transactions;   in  this  regard,  the
Limitation Agreement in detail, Board considered the Investment including the nature and scope of cost Advisor's standards and performance in
allocation for such fees.                 utilizing those standards to seek best
                                          execution    for    Fund     portfolio
The Board considered potential transactions, including the use of benefits for the Investment Advisor in alternative markets (e.g., direct managing the Fund, including promotion purchases from issuers or underwriters of the Investment Advisor's name, the or, as to equity securities, "third ability for the Investment Advisor to market" for listed securities and
place  small  accounts  into the Fund,    principal     market     makers    for
and the potential  for the  Investment    over-the-counter    securities).   The
Advisor to generate soft dollars from Board noted that the Fund's fixed certain of the Fund's trades that may income portfolio transactions are benefit the Investment Advisor's other normally principal transactions clients as well. The Board then executed in over-the-counter markets compared the fees and expenses of the on a "net" basis. The Board also Fund (including the management fee) to considered the anticipated portfolio other funds comparable to the Fund in turnover rate for the Fund; the terms of the type of fund, the style process by which evaluations are made of investment management, the size of of the overall reasonableness of the fund, and the nature of its commissions paid; the method and basis
investment   strategy,   among   other    for  selecting  and   evaluating   the
factors. The Board determined that the    broker-dealers  used; any  anticipated
management fee was lower than allocation of portfolio business to comparable funds and that, while the persons affiliated with the Investment net expense ratio was higher than the Advisor; and the opportunities for the industry average and comparable funds, Investment Advisor to recapture the size of the Fund was much smaller brokerage or related fees (e.g. tender than the industry average and offer fees, underwriting fees, etc.)
comparable   funds.   Following   this    and credit them against Fund expenses.
comparison     and    upon     further    After further  review and  discussion,
consideration  and  discussion  of the    the   Board    determined   that   the
foregoing,  the Board  concluded  that    Investment     Adviser's     practices
the fees to be paid to the  Investment    regarding   brokerage   and  portfolio
Advisor  by the  Fund  were  fair  and    transactions were satisfactory.
reasonable  in  relation to the nature
and  quality  of  the  services  to be    In considering  possible  conflicts of
provided by the Investment Advisor.       interest;     in    evaluating     the
                                          possibility for conflicts of interest,
In considering the extent to which the Board considered such matters as economies of scale would be realized the experience and ability of the as the Fund grows and whether advisory advisory personnel assigned to the fee levels reflect these economies of Fund, which was currently a single scale for the benefit of the Fund's individual; the basis of decisions to investors; in this regard, the Board buy or sell securities for the Fund considered that the Fund's fee and/or the Investment Advisor's other arrangements with the Investment accounts should the Investment Advisor
Advisor  involved both the  management    accumulate other accounts;  the method
fee   and   an   Expense    Limitation    for bunching of  portfolio  securities
Agreement. The Board noted that the transactions; and the substance and Fund utilizes breakpoints in its administration of the Investment advisory fee schedule and determined Advisor's code of ethics. Following that the Fund's shareholders would further consideration and discussion, benefit from economies of scale as the the Board indicated that the
Fund  grows.  The Board noted that the    Investment   Advisor's  standards  and
Fund's shareholders would receive practices relating to the benefits from the Expense Limitation identification and mitigation of Agreement if the Fund's assets were to potential conflicts of interests were
decrease or the Fund's  expenses  were    satisfactory.
to increase  beyond the cap set by the
Expense  Limitation   Agreement.   The    Based   upon  all  of  the   foregoing
Board noted that the Fund's considerations, the Board, including a shareholders benefited from economies majority of the Trust's Independent of scale under the Fund's agreements Trustees, approved the renewal of the with service providers other than the Investment Advisory Agreement for the
Investment Advisor.  Following further    Fund.
discussion of the Fund's asset levels,
expectations for growth, and levels of    2. Proxy  Voting  Policies  and Voting
fees,  the Board  determined  that, at       Record
the Fund's current and projected asset
levels, the Fund's fee arrangements A copy of the Trust's Proxy Voting and were fair and reasonable in relation Disclosure Policy and the Advisor's to the nature and quality of the Proxy Voting and Disclosure Policy are
services   to  be   provided   by  the    included  as  Appendix B to the Fund's
Investment Advisor.                       Statement  of  Additional  Information
                                          and is available, without charge, upon
                                          request,  by  calling  1-800-773-3863.
                                          Information  regarding  how  the  Fund
                                          voted  proxies  relating to  portfolio
                                          securities   during  the  most  recent

                                                                     (Continued)

WISDOM FUND

Additional Information (Unaudited)
--------------------------------------------------------------------------------

12-month   period  ended  June  30  is
available  (1)  without  charge,  upon
request,  by  calling  the Fund at the
number  above  and  (2) on  the  SEC's
website at http://www.sec.gov.

3.   Quarterly Portfolio Holdings

The Fund files its  complete  schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,
D.C. You may also obtain  copies after
paying a  duplicating  fee by  writing
the SEC's  Public  Reference  Section,
Washington,   D.C.  20549-0102  or  by
electronic          request         to
publicinfo@sec.gov,  or is  available,
without  charge,   upon  request,   by
calling  the  fund at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

Wisdom Fund
is a series of
The New Providence Investment Trust











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Atlanta Investment Counsel, LLC
116 South Franklin Street                      717 Haddon Hall Road, NW
Post Office Drawer 4365                        Suite 200
Rocky Mount, North Carolina 27803-0365         Atlanta, Georgia 30327

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-877-352-0020

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               wisdomfund.com

         Item 2. CODE OF ETHICS.

                  Not applicable.



         Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.



         Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.



         Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.



         Item 6. SCHEDULE OF INVESTMENTS.

                  A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under
                  Item 1 of this Form.



         Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

         Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                 COMPANIES.

                  Not applicable.



         Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.



        Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

                  None.



        Item 11. CONTROLS AND PROCEDURES.

         (a)      The Principal  Executive  Officer and the Principal  Financial
                  Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



        Item 12. EXHIBITS.

        (a)(1)    Not applicable.

        (a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

        (a)(3)    Not applicable.

(        b)       Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)  /s/  C. Douglas Davenport
                           _________________________________________
                           C. Douglas Davenport
                           President, Treasurer, Principal Executive
                           Officer and Principal Financial Officer


Date: January 25, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)  /s/  C. Douglas Davenport
                           _________________________________________
                           C. Douglas Davenport
                           President, Treasurer, Principal Executive
                           Officer and Principal Financial Officer
                           New Providence Investment Trust

Date: January 25, 2007